Average Annual Total Returns - Voya Target Retirement 2025 Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A S&P Target Date 2025 Index 1 Yr		Class A S&P Target Date 2025 Index 5 Yrs		Class A S&P Target Date 2025 Index 10 Yrs	Class A S&P Target Date 2025 Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I After tax on distributions 1 Yr	Class I After tax on distributions 5 Yrs	Class I After tax on distributions 10 Yrs	Class I After tax on distributions Since Inception	Class I After tax on distributions with sale 1 Yr	Class I After tax on distributions with sale 5 Yrs	Class I After tax on distributions with sale 10 Yrs	Class I After tax on distributions with sale Since Inception	Class I S&P Target Date 2025 Index 1 Yr		Class I S&P Target Date 2025 Index 5 Yrs		Class I S&P Target Date 2025 Index 10 Yrs	Class I S&P Target Date 2025 Index Since Inception		Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R S&P Target Date 2025 Index 1 Yr		Class R S&P Target Date 2025 Index 5 Yrs		Class R S&P Target Date 2025 Index 10 Yrs	Class R S&P Target Date 2025 Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 S&P Target Date 2025 Index 1 Yr		Class R6 S&P Target Date 2025 Index 5 Yrs		Class R6 S&P Target Date 2025 Index 10 Yrs	Class R6 S&P Target Date 2025 Index Since Inception
Total	6.24%	7.60%		7.20%	Dec. 21, 2015	11.22%	[1]	9.08%	[1]	[1]	8.29%	[1]	12.93%	9.13%		8.26%	Dec. 20, 2012	10.94%	7.78%		6.79%	7.64%	6.74%		6.04%	11.22%	[1]	9.08%	[1]	[1]	8.29%	[1]	12.41%	8.60%		7.73%	Jun. 01, 2018	11.22%	[1]	9.08%	[1]	[1]	8.29%	[1]	13.10%	9.20%		8.30%	Dec. 21, 2015	11.22%	[1]	9.08%	[1]	[1]	8.29%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.